Postemployment Benefits Postretirement Benefit Plans - Benefit Balances in Accumulated Other Comprehensive Income/(Loss) (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain/(loss)	$ 283	$ 352
Prior service credit/(cost)	139	444
Pension and postretirement benefit plans, accumulated other comprehensive income/(loss), before tax	(422)	(796)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain/(loss)	74	175
Prior service credit/(cost)	(14)	(14)
Pension and postretirement benefit plans, accumulated other comprehensive income/(loss), before tax	(60)	(161)
Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain/(loss)	209	177
Prior service credit/(cost)	153	458
Pension and postretirement benefit plans, accumulated other comprehensive income/(loss), before tax	$ (362)	$ (635)